Related Parties (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Transactions with related parties	$ 19	$ 58	$ 61
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 19	$ 58	$ 61